Subordinated Liabilities - Summary of Dated Subordinated Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 2,683	£ 2,863
10.125% Subordinated Guaranteed Bond 2023 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities		£ 78
Maturity period	2023	2023
9.625% Subordinated Notes 2023 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities		£ 129
Maturity period	2023	2023
5% Subordinated Notes 2023 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 1,173	£ 1,103
Maturity period	2023	2023
4.75% Subordinated Notes 2025 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 791	£ 745
Maturity period	2025	2025
7.95% Subordinated Notes 2029 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 278	£ 275
Maturity period	2029	2029
6.50% Subordinated Notes 2030 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 38	£ 40
Maturity period	2030	2030
8.963% Subordinated Notes 2045 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities		£ 113
Maturity period	2045	2045
5.875% Subordinated Notes 2031 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 9	£ 9
Maturity period	2031	2031
5.625% Subordinated Notes 2045 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 394	£ 371
Maturity period	2045	2045